MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER LARGE CAP FUND

SUPPLEMENT DATED OCTOBER 4, 2013 TO

PROSPECTUS DATED JULY 31, 2013

On August 22, 2013, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of NWQ Investment Management Company, LLC (“NWQ”) as a sub-adviser to the Multi-Manager Large Cap Fund (“Large Cap Fund”), effective September 27, 2013 and the appointment of Huber Capital Management, LLC (“Huber”) to sub-advise a portion of the Large Cap Fund, effective on or about October 9, 2013. From September 27, 2013 until October 9, 2013, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut managed the portion of the Large Cap Fund previously managed by NWQ.

All references to NWQ in the Prospectus are hereby deleted.

1.	The paragraph under the “FUND SUMMARIES — MANAGEMENT” section on page 21 of the Prospectus is replaced with:

Investment Advisers and Sub-Advisers. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc., each a subsidiary of Northern Trust Corporation, serve jointly as the investment advisers of the Multi-Manager Large Cap Fund. Delaware Investment Fund Advisers, Huber Capital Management, LLC (effective on or about October 9, 2013), Jennison Associates LLC, and WestEnd Advisors, LLC each serves as a sub-adviser of the Fund.

2.	The following is added to the “FUND SUMMARIES — PORTFOLIO MANAGERS” table on page 21 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Huber Capital Management, LLC
Joseph Huber	Chief Executive Officer and Chief Investment Officer	October 2013

3.	The following is added to the “FUND MANAGEMENT” section beginning on page 38 of the Prospectus:

Huber Capital Management, LLC (“Huber”). Huber has managed a portion of the Fund since October 2013. Huber is located at 2321 Rosecrans Avenue, Suite 3245, El Segundo, California 90245. As of July 31, 2013, Huber had assets under management of approximately $2.96 billion. Mr. Joseph Huber is Chief Executive Officer and Chief Investment Officer with Huber and is primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Huber. Huber’s investment process is distinctively value and driven by in-depth, internal, fundamental research. Huber’s investment staff is organized by industry coverage. Of primary importance to Huber’s security selection process is the determination of “normal” earnings.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (10/13)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER LARGE CAP FUND

SUPPLEMENT DATED OCTOBER 4, 2013 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2013

On August 22, 2013, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of NWQ Investment Management Company LLC (“NWQ”) as a sub-adviser to the Multi-Manager Large Cap Fund (“Large Cap Fund”), effective September 27, 2013 and the appointment of Huber Capital Management, LLC (“Huber”) to sub-advise a portion of the Large Cap Fund, effective on or about October 9, 2013. From September 27, 2013 until October 9, 2013, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut managed the portion of the Large Cap Fund previously managed by NWQ.

All references to NWQ in the SAI are hereby deleted.

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Multi-Manager Large Cap Fund” beginning on page 53 of the SAI is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Large Cap Fund	Delaware Management Company (“Delaware Investments”) Huber Capital Management, LLC (“Huber”) Jennison Associates LLC (“Jennison”) WestEnd Advisors, LLC (“WestEnd”)

2.	The following is added to the ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 54 of the SAI:

Huber

Huber is a 100% employee-owned investment advisory firm. Joseph Huber, the Chief Executive Officer and Chief Investment Officer of Huber, holds a majority ownership share of Huber.

3.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section beginning on page 66 of the SAI:

Multi-Manager Large Cap Fund	Huber
Joseph Huber

4.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers – Multi-Manager Large Cap Fund” beginning on page 84 of the SAI:

Huber

The table below discloses the accounts within each type of category listed below for which Joseph Huber was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2013.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	5	$550.9	0	$0
Other Pooled Investment Vehicles:	1	$130.1	1	$130.1
Other Accounts:	44	$2,277.8	0	$0

5.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Multi-Manager Large Cap Fund” beginning on page 112 of the SAI:

Huber

The portfolio manager who has day-to-day management responsibilities with respect to the Fund and other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. However, Huber will be able to devote sufficient attention to the management of the Fund, and Huber seeks to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Fund, Huber determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction. If Huber believes that the purchase or sale of a security is in the best interests of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. Huber will allocate securities so purchased or sold in the manner that it considers equitable and consistent with its fiduciary obligations to its clients.

Huber may enter into soft dollar arrangements. Soft dollar payments will be for services of the type described in Section 28(e) of the Securities Exchange Act of 1934, which are designed to augment Huber’s internal research and strategy capabilities. Huber has established a brokerage committee as part of the firm’s Principal Group meetings, which is responsible for monitoring all issues relating to trading, including best execution, the evaluation and approval of brokers used to execute portfolio transactions and the evaluation of soft dollar arrangements.

Huber does not anticipate any conflicts of interest between management of the Fund and other funds and accounts managed by the firm. Huber’s brokerage and trading policies are designed to mitigate conflicts that may arise between transactions involving the Fund and those involving separately managed accounts.

6.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager Large Cap Fund” beginning on page 131 of the SAI:

Huber

The portfolio manager is compensated with a salary and bonus package. The portfolio manager of the Fund is supported by the full research team of Huber. Compensation is used to reward, attract and retain high quality investment professionals. An investment professional such as the portfolio manager has a base salary and is eligible for an annual bonus, which may be paid in the form of either cash or stock in the firm.

Huber believes consistent execution of its proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Fund or separate accounts, specific industries within the Fund or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of Huber attributable to such factors may affect the size of Huber’s overall bonus pool.

7.	The following information, as of July 31, 2013, is added under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 138 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Huber
Joseph Huber	Multi-Manager Large Cap Fund	$0